LEASES - Lease Costs (Details) $ in Thousands	12 Months Ended
Dec. 28, 2019 USD ($)
Lease costs
Operating lease cost	$ 20,771
Short-term lease cost	110
Variable lease cost	1,484
Sublease income	(676)
Total lease cost	21,689
Cash paid - operation leases	20,000
Right-of-use assets obtained in exchange for new operating leases	33,400
Future minimum payments
2020	17,633
2021	15,074
2022	12,624
2023	10,434
2024	7,848
Thereafter	29,115
Total minimum lease payments	92,728
Less present value discount	(12,561)
Total lease liability	$ 80,167